UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

December 31

Date of Fiscal Year End

June 30, 2021

Date of Reporting Period

Item 1.	Report to Stockholders

Calvert
Flexible Bond Fund
Semiannual Report
June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report June 30, 2021
Calvert
Flexible Bond Fund

Calvert
Flexible Bond Fund
June 30, 2021
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2014	09/30/2014	3.32%	11.02%	4.06%	3.69%
Class A with 3.75% Maximum Sales Charge	—	—	(0.58)	6.87	3.27	3.11
Class C at NAV	09/30/2014	09/30/2014	2.93	10.18	3.28	2.91
Class C with 1% Maximum Sales Charge	—	—	1.93	9.18	3.28	2.91
Class I at NAV	09/30/2014	09/30/2014	3.45	11.31	4.39	4.04
Class R6 at NAV	05/01/2019	09/30/2014	3.49	11.32	4.42	4.07

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	0.02%	0.09%	1.17%	0.90%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.95%	1.70%	0.70%	0.62%
Net	0.92	1.67	0.67	0.59

% SEC Yield[4]	Class A	Class C	Class I	Class R6
SEC 30-day Yield - Subsidized	2.00%	1.34%	2.33%	2.36%
SEC 30-day Yield - Unsubsidized	2.00	1.34	2.33	2.36
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Flexible Bond Fund
June 30, 2021
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond holdings)*

* For purposes of the Fund's rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Flexible Bond Fund
June 30, 2021
Endnotes and Additional Disclosures

[1]	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
4

Calvert
Flexible Bond Fund
June 30, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,033.20	$4.59 **	0.91%
Class C	$1,000.00	$1,029.30	$8.35 **	1.66%
Class I	$1,000.00	$1,034.50	$3.33 **	0.66%
Class R6	$1,000.00	$1,034.90	$2.98 **	0.59%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.28	$4.56 **	0.91%
Class C	$1,000.00	$1,016.56	$8.30 **	1.66%
Class I	$1,000.00	$1,021.52	$3.31 **	0.66%
Class R6	$1,000.00	$1,021.87	$2.96 **	0.59%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Flexible Bond Fund
June 30, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 18.4%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$606	$ 650,347
Avant Loans Funding Trust:
Series 2019-A, Class C, 4.65%, 4/15/26(1)	2,909	2,922,748
Series 2020-REV1, Class C, 4.17%, 5/15/29(1)	1,000	1,005,628
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	528	538,814
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,483	2,484,180
Conn's Receivables Funding, LLC:
Series 2019-B, Class B, 3.62%, 6/17/24(1)	610	611,822
Series 2020-A, Class B, 4.27%, 6/16/25(1)	690	696,074
Series 2020-A, Class C, 4.20%, 6/16/25(1)	848	851,935
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	292	291,700
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	383	409,243
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49(1)	490	508,776
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	1,512	1,537,745
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	77	80,511
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	547	581,539
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	700	718,677
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	405	435,803
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	123	115,007
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	545	557,871
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	561	583,602
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	73	77,216
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	420	428,153
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	256	256,003
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	795	822,082
Oportun Funding X, LLC, Series 2018-C, Class C, 5.52%, 10/8/24(1)	2,680	2,682,458
Oportun Issuance Trust, Series 2021-B, Class C, 3.65%, 5/8/31(1)	976	979,643
Pagaya AI Debt Selection Trust, Series 2021-2, 3.00%, 1/25/29(1)	1,865	1,880,513
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	676	681,041
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	690	722,321
Security	Principal Amount (000's omitted)	Value
Planet Fitness Master Issuer, LLC: (continued)
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	$532	$ 539,102
Prosper Marketplace Issuance Trust, Series 2017-1A, Class C, 5.80%, 6/15/23(1)	11	10,948
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	196	204,262
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	426	449,349
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,675	1,771,823
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	77	77,220
Series 2020-A, Class A, 2.62%, 12/15/26(1)	234	234,457
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	479	480,350
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	564	576,811
Series 2014-2, Class B, 5.44%, 7/20/44(1)	251	252,265
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,349	1,430,225
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,227	2,360,494
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	206,239
Sunnova Helios II Issuer, LLC, Series 2018-1A, Class B, 7.71%, 7/20/48(1)	607	633,411
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	700	730,098
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	189	203,401
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	195	196,045
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	353	264,344
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	665	688,511
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	820	816,913
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	250	229,599
Series 2020-A, Class C, 6.657%, 3/15/45(1)	220	156,923
Total Asset-Backed Securities (identified cost $35,844,326)		$ 36,624,242

Collateralized Mortgage Obligations — 7.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-4A, Class M2A, 2.692%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$826	$ 832,113

6
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-1A, Class M1C, 3.00%, (SOFR + 2.95%), 3/25/31(1)(2)	$900	$ 945,027
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.342%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	585	595,438
Series 2017-DNA3, Class M2, 2.592%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	886	905,501
Series 2018-DNA1, Class M2, 1.892%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	2,136	2,151,485
Series 2018-DNA1, Class M2AT, 1.142%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	797	794,475
Series 2019-DNA2, Class M2, 2.542%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	489	497,743
Series 2019-DNA3, Class M2, 2.142%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,955	1,977,665
Series 2020-DNA4, Class M2, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	167	169,318
Series 2020-DNA5, Class M2, 2.85%, (SOFR + 2.80%), 10/25/50(1)(2)	330	335,295
Series 2020-DNA6, Class B1, 3.05%, (SOFR + 3.00%), 12/25/50(1)(2)	275	277,857
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	295	297,231
Series 2014-C03, Class 1M2, 3.092%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	485	488,789
Series 2014-C04, Class 1M2, 4.992%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	744	771,520
Series 2018-C06, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	323	326,087
Series 2018-R07, Class 1M2, 2.492%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	460	463,876
Home Re, Ltd.:
Series 2021-1, Class M1C, 2.392%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(2)	325	324,386
Series 2021-1, Class M2, 2.942%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	1,295	1,283,814
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336%, 8/25/21(1)	201	202,064
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	640	643,996
Total Collateralized Mortgage Obligations (identified cost $13,957,973)		$ 14,283,680

Commercial Mortgage-Backed Securities — 8.8%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$3,865	$ 3,398,621
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust: (continued)
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	$1,555	$ 1,283,441
CGMS Commercial Mortgage Trust:
Series 2017-MDRB, Class A, 1.173%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(2)	650	646,802
Series 2017-MDRC, Class C, 1.373%, (1 mo. USD LIBOR + 1.30%), 7/15/30(1)(2)	600	587,900
Series 2017-MDRC, Class D, 2.323%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	2,175	2,102,014
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(5)	2,234	2,255,635
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.342%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	300	304,867
Series 2020-01, Class M10, 3.842%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	785	819,436
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	271,511
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 2.173%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(6)	2,621	2,445,436
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(6)	960	836,029
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	170	170,895
Series 2017-MTL6, Class E, 3.323%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	525	528,182
Series 2017-MTL6, Class F, 4.323%, (1 mo. USD LIBOR + 4.25%), 8/15/34(1)(2)	871	876,052
RETL Trust, Series 2019-RVP, Class C, 2.173%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	998	997,194
Total Commercial Mortgage-Backed Securities (identified cost $18,355,723)		$ 17,524,015

Common Stocks — 0.4%

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.4%
NextEra Energy Partners, L.P.	10,300	$ 786,508
Total Common Stocks (identified cost $620,410)		$ 786,508

7
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Convertible Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Technology — 0.4%
ams AG, 0.875%, 9/28/22(7)	$800	$ 782,684
Total Convertible Bonds (identified cost $769,525)		$ 782,684

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Health Care Equipment & Supplies — 0.3%
Becton Dickinson and Co., Series B, 6.00%(8)	9,300	$ 497,643
Total Convertible Preferred Stocks (identified cost $512,995)		$ 497,643

Corporate Bonds — 32.9%

Security	Principal Amount (000's omitted)	Value
Communications — 3.3%
AT&T, Inc.:
3.10%, 2/1/43	$407	$ 399,608
3.50%, 9/15/53(1)	510	513,155
3.65%, 6/1/51	885	921,115
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,315	1,513,158
Nokia Oyj, 6.625%, 5/15/39	750	972,881
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	410	480,760
SES S.A., 5.30%, 4/4/43(1)	245	287,985
T-Mobile USA, Inc.:
2.25%, 2/15/26(8)	277	279,424
2.625%, 4/15/26	412	422,294
Ziggo B.V., 5.50%, 1/15/27(1)	730	760,331
		$ 6,550,711
Consumer, Cyclical — 6.6%
American Airlines Pass-Through Trust, 5.25%, 1/15/24	$85	$ 83,331
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	644	682,640
5.75%, 4/20/29(1)	267	289,028
Aptiv PLC, 5.40%, 3/15/49	737	1,000,796
Delta Air Lines, Inc., 3.625%, 3/15/22	996	1,010,210
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	757	842,212
Ford Motor Credit Co., LLC:
1.068%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,236	1,234,485
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Credit Co., LLC: (continued)
1.256%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	$3,225	$ 3,213,529
3.087%, 1/9/23	481	491,221
Macy's Retail Holdings, LLC, 3.625%, 6/1/24	549	563,274
MDC Holdings, Inc., 2.50%, 1/15/31	744	725,765
Meritage Homes Corp., 3.875%, 4/15/29(1)	234	242,483
Nordstrom, Inc.:
4.25%, 8/1/31(1)(8)	521	543,248
4.375%, 4/1/30(8)	778	811,957
5.00%, 1/15/44	713	711,728
Tesla, Inc., 5.30%, 8/15/25(1)	672	695,446
		$ 13,141,353
Consumer, Non-cyclical — 3.6%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$441	$ 464,704
4.25%, 11/1/29(1)	514	556,405
Block Financial, LLC, 3.875%, 8/15/30	914	988,987
Centene Corp.:
3.375%, 2/15/30	469	490,891
4.25%, 12/15/27	897	946,335
4.625%, 12/15/29	418	460,226
Hikma Finance USA, LLC, 3.25%, 7/9/25(7)	958	1,001,269
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,376	1,561,808
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	595	693,282
		$ 7,163,907
Energy — 1.6%
NuStar Logistics, L.P.:
5.75%, 10/1/25	$583	$ 635,773
6.375%, 10/1/30	440	487,364
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,442	1,479,737
5.00%, 1/31/28(1)	481	510,721
		$ 3,113,595
Financial — 12.2%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(9)	$173	$ 180,602
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.625%, 10/15/27(8)	857	960,578
6.50%, 7/15/25	422	495,279
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	966	994,497
American Assets Trust, L.P., 3.375%, 2/1/31	960	990,299
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	1,000	1,048,700
BankUnited, Inc., 5.125%, 6/11/30	1,093	1,275,927

8
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(9)	$1,188	$ 1,241,104
Charles Schwab Corp. (The), 4.00% to 6/1/26(9)(10)	678	708,510
CI Financial Corp.:
3.20%, 12/17/30	951	977,026
4.10%, 6/15/51	352	368,580
Citigroup, Inc., 4.00% to 12/10/25(9)(10)	659	682,889
Discover Bank, 4.682% to 8/9/23, 8/9/28(9)	615	653,723
Discover Financial Services, 6.125% to 6/23/25(9)(10)	264	297,251
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	737	743,449
6.00%, 4/15/25(1)	774	818,161
Iron Mountain, Inc.:
4.50%, 2/15/31(1)(8)	876	888,045
5.00%, 7/15/28(1)	650	676,748
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(9)	922	918,073
3.624%, 6/3/30(1)	631	668,159
Newmark Group, Inc., 6.125%, 11/15/23	1,345	1,482,106
OneMain Finance Corp., 3.50%, 1/15/27	354	357,098
Radian Group, Inc.:
4.875%, 3/15/27	1,300	1,417,624
6.625%, 3/15/25	505	570,584
Societe Generale S.A., 4.75% to 5/26/26(1)(9)(10)	329	341,749
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(9)	729	774,562
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(9)	313	339,768
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	829	863,362
Truist Financial Corp., 5.10% to 3/1/30(9)(10)	868	977,585
UBS Group AG, 4.375% to 2/10/31(1)(8)(9)(10)	534	546,923
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)	332	362,364
5.861% to 6/19/27, 6/19/32(1)(9)	500	552,720
		$ 24,174,045
Industrial — 2.2%
Flowserve Corp., 3.50%, 10/1/30	$500	$ 528,002
Hexcel Corp.:
4.20%, 2/15/27	740	797,053
4.95%, 8/15/25	458	504,902
Imola Merger Corp., 4.75%, 5/15/29(1)	618	636,540
nVent Finance S.a.r.l., 4.55%, 4/15/28	925	1,017,467
Valmont Industries, Inc., 5.00%, 10/1/44	685	832,248
		$ 4,316,212
Technology — 1.5%
DXC Technology Co., 4.125%, 4/15/25	$690	$ 758,769
Security	Principal Amount (000's omitted)	Value
Technology (continued)
Seagate HDD Cayman, 5.75%, 12/1/34(8)	$1,170	$ 1,348,010
Western Digital Corp., 4.75%, 2/15/26	894	994,575
		$ 3,101,354
Utilities — 1.9%
Clearway Energy Operating, LLC, 5.00%, 9/15/26	$1,570	$ 1,618,246
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	790	812,037
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,260	1,307,502
		$ 3,737,785
Total Corporate Bonds (identified cost $62,282,394)		$ 65,298,962

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$500	$ 490,010
Total High Social Impact Investments (identified cost $500,000)		$ 490,010

Mutual Funds — 2.8%

Security	Shares	Value
Fixed-Income Mutual Funds — 2.8%
Calvert Floating-Rate Advantage Fund, Class R6(13)	592,593	$ 5,629,632
Total Mutual Funds (identified cost $5,255,815)		$ 5,629,632

Preferred Stocks — 3.2%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AGNC Investment Corp., Series F, 6.125% to 4/15/25(9)	60,687	$ 1,520,209
		$ 1,520,209
Oil, Gas & Consumable Fuels — 0.7%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	66,479	$ 1,469,851
		$ 1,469,851

9
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 1.0%
Brookfield Property Partners, L.P., Series A, 5.75%	78,480	$ 1,959,646
		$ 1,959,646
Wireless Telecommunication Services — 0.7%
United States Cellular Corp.:
5.50% (8)	28,650	$ 750,343
6.25%	27,000	738,990
		$ 1,489,333
Total Preferred Stocks (identified cost $6,012,556)		$ 6,439,039

Senior Floating-Rate Loans — 4.9%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transport — 0.6%
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	$1,100	$ 1,163,112
		$ 1,163,112
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$341	$ 338,916
		$ 338,916
Business Equipment and Services — 0.3%
CCC Information Services, Inc., Term Loan, 4/29/24(15)	$500	$ 500,536
		$ 500,536
Cable and Satellite Television — 0.4%
CSC Holdings, LLC, Term Loan, 2.323%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$549	$ 542,743
UPC Financing Partnership, Term Loan, 3.073%, (1 mo. USD LIBOR + 3.00%), 1/31/29	300	298,562
		$ 841,305
Drugs — 0.2%
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$499	$ 498,719
		$ 498,719
Electronics/Electrical — 1.2%
Banff Merger Sub, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$448	$ 445,417
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	712	714,537
Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	$61	$ 59,894
Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	408	404,482
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	130	129,036
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	174	172,579
Ultimate Software Group, Inc. (The), Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	502	503,039
		$ 2,428,984
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$175	$ 175,114
		$ 175,114
Health Care — 0.5%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$498	$ 497,666
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	550	547,079
		$ 1,044,745
Insurance — 0.7%
Asurion, LLC:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$628	$ 625,473
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	299	295,445
USI, Inc., Term Loan, 3.147%, (3 mo. USD LIBOR + 3.00%), 5/16/24	501	497,158
		$ 1,418,076
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$136	$ 135,117
		$ 135,117
Telecommunications — 0.6%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$511	$ 505,508
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	142	139,818

10
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Ziggo Financing Partnership, Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/30/28	$510	$ 505,679
		$ 1,151,005
Total Senior Floating-Rate Loans (identified cost $9,710,274)		$ 9,695,629

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000's omitted)		Value
Kreditanstalt fuer Wiederaufbau, 1.25%, 8/28/23	NOK	6,040	$ 707,549
Total Sovereign Government Bonds (identified cost $661,226)			$ 707,549

U.S. Treasury Obligations — 4.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 1.875%, 2/15/51	$2,237	$ 2,135,636
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(16)	1,716	1,969,732
U.S. Treasury Notes:
0.125%, 6/30/22	1,653	1,653,470
0.375%, 3/31/22	1,649	1,652,669
1.625%, 12/31/21	1,628	1,640,696
Total U.S. Treasury Obligations (identified cost $8,693,673)		$ 9,052,203

Short-Term Investments — 17.1%
Affiliated Fund — 15.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(17)	29,982,799	$ 29,982,799
Total Affiliated Fund (identified cost $29,982,824)		$ 29,982,799
Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(18)	3,927,661	$ 3,927,661
Total Securities Lending Collateral (identified cost $3,927,661)		$ 3,927,661
Total Short-Term Investments (identified cost $33,910,485)		$ 33,910,460
Total Investments — 101.6% (identified cost $197,087,375)		$201,722,256
Other Assets, Less Liabilities — (1.6)%		$ (3,130,329)
Net Assets — 100.0%		$ 198,591,927

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $83,700,319 or 42.1% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2021.
(5)	When-issued, variable rate security whose interest rate will be determined after June 30, 2021.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 8).
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of these securities is $1,783,953 or 0.9% of the Fund's net assets.
(8)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $4,899,722.

11
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	May be deemed to be an affiliated company (see Note 8).
(12)	Restricted security. Total market value of restricted securities amounts to $490,010, which represents 0.2% of the net assets of the Fund as of June 30, 2021.
(13)	Affiliated fund (see Note 8).
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after June 30, 2021, at which time the interest rate will be determined.
(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(17)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(18)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(3)	Short	9/21/21	$ (397,500)	$ (2,302)
U.S. Long Treasury Bond	(11)	Short	9/21/21	(1,768,250)	(55,880)
U.S. Ultra 10-Year Treasury Note	(135)	Short	9/21/21	(19,872,422)	(348,293)
U.S. Ultra-Long Treasury Bond	(74)	Short	9/21/21	(14,258,875)	(691,579)
					$(1,098,054)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
NOK	– Norwegian Krone
USD	– United States Dollar
12
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Statement of Assets and Liabilities (Unaudited)

June 30, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $157,813,296) - including $4,899,722 of securities on loan	$ 162,338,350
Investments in securities of affiliated issuers, at value (identified cost $39,274,079)	39,383,906
Cash	1,004,514
Deposits at broker for futures contracts	900,000
Receivable for investments sold	607,125
Receivable for capital shares sold	768,435
Dividends and interest receivable	932,426
Dividends and interest receivable - affiliated	27,366
Securities lending income receivable	1,191
Tax reclaims receivable	13
Trustees' deferred compensation plan	126,616
Total assets	$206,089,942
Liabilities
Payable for variation margin on open futures contracts	$ 156,537
Payable for investments purchased	500,625
Payable for when-issued securities	2,243,368
Payable for capital shares redeemed	356,354
Distributions payable	24,316
Deposits for securities loaned	3,927,661
Payable to affiliates:
Investment advisory fee	57,127
Administrative fee	19,587
Distribution and service fees	6,313
Sub-transfer agency fee	1,427
Trustees' deferred compensation plan	126,616
Other	1,288
Accrued expenses	76,796
Total liabilities	$ 7,498,015
Net Assets	$198,591,927
Sources of Net Assets
Paid-in capital	$ 192,132,785
Distributable earnings	6,459,142
Total	$198,591,927
Class A Shares
Net Assets	$ 25,883,492
Shares Outstanding	1,656,333
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.63
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 16.24
Class C Shares
Net Assets	$ 1,250,211
Shares Outstanding	79,956
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.64
13
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2021
Class I Shares
Net Assets	$138,316,283
Shares Outstanding	8,874,512
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.59
Class R6 Shares
Net Assets	$ 33,141,941
Shares Outstanding	2,125,884
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.59

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
14
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2021
Investment Income
Dividend income	$ 267,401
Dividend income - affiliated issuers	121,948
Interest and other income	2,965,844
Interest income - affiliated issuers	34,408
Securities lending income, net	7,503
Total investment income	$ 3,397,104
Expenses
Investment advisory fee	$ 356,082
Administrative fee	122,085
Distribution and service fees:
Class A	31,062
Class C	5,624
Trustees' fees and expenses	4,891
Custodian fees	5,294
Transfer agency fees and expenses	87,227
Accounting fees	22,973
Professional fees	19,645
Registration fees	37,426
Reports to shareholders	4,523
Miscellaneous	24,492
Total expenses	$ 721,324
Waiver and/or reimbursement of expenses by affiliate	$ (26,089)
Net expenses	$ 695,235
Net investment income	$ 2,701,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,575,235
Investment securities - affiliated issuers	(1,967)
Futures contracts	2,720,540
Foreign currency transactions	(2,855)
Forward foreign currency exchange contracts	(6,702)
Net realized gain	$ 4,284,251
Change in unrealized appreciation (depreciation):
Investment securities	$ 1,079,629
Investment securities - affiliated issuers	73,704
Futures contracts	(1,230,050)
Foreign currency	(2,825)
Forward foreign currency exchange contracts	14,107
Net change in unrealized appreciation (depreciation)	$ (65,435)
Net realized and unrealized gain	$ 4,218,816
Net increase in net assets from operations	$ 6,920,685
15
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,701,869	$ 6,032,794
Net realized gain (loss)	4,284,251	(827,600)
Net change in unrealized appreciation (depreciation)	(65,435)	1,256,268
Net increase in net assets from operations	$ 6,920,685	$ 6,461,462
Distributions to shareholders:
Class A	$ (300,605)	$ (630,250)
Class C	(9,368)	(23,523)
Class I	(1,949,710)	(4,177,831)
Class R6	(427,028)	(1,090,151)
Total distributions to shareholders	$ (2,686,711)	$ (5,921,755)
Tax return of capital to shareholders:
Class A	$ —	$ (17,904)
Class C	—	(668)
Class I	—	(118,686)
Class R6	—	(30,970)
Total tax return of capital to shareholders	$ —	$ (168,228)
Capital share transactions:
Class A	$ 1,677,918	$ (3,153,558)
Class C	4,138	185,726
Class I	(14,125,887)	16,731,556
Class R6	2,407,864	(10,848,498)
Net increase (decrease) in net assets from capital share transactions	$ (10,035,967)	$ 2,915,226
Net increase (decrease) in net assets	$ (5,801,993)	$ 3,286,705
Net Assets
At beginning of period	$ 204,393,920	$ 201,107,215
At end of period	$198,591,927	$204,393,920
16
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Financial Highlights

	Class A
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 15.31	$ 15.15	$ 14.64	$ 15.07	$ 15.08	$ 14.78
Income (Loss) From Operations
Net investment income(1)	$ 0.19	$ 0.40	$ 0.46	$ 0.44	$ 0.37	$ 0.49
Net realized and unrealized gain (loss)	0.32	0.16	0.52	(0.42)	0.11	0.42
Total income from operations	$ 0.51	$ 0.56	$ 0.98	$ 0.02	$ 0.48	$ 0.91
Less Distributions
From net investment income	$ (0.19)	$ (0.39)	$ (0.47)	$ (0.45)	$ (0.37)	$ (0.48)
From net realized gain	—	—	—	—	(0.12)	(0.13)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$ (0.19)	$ (0.40)	$ (0.47)	$ (0.45)	$ (0.49)	$ (0.61)
Net asset value — End of period	$ 15.63	$ 15.31	$ 15.15	$ 14.64	$ 15.07	$ 15.08
Total Return(2)	3.32% (3)	3.86%	6.76%	0.12%	3.21%	6.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,883	$23,704	$26,711	$24,045	$15,220	$17,022
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.93% (5)	0.93%	0.96%	0.93%	1.09%	1.20%
Net expenses	0.91% (5)	0.92%	0.94%	0.93%	1.08%	1.10%
Net investment income	2.43% (5)	2.70%	3.05%	2.96%	2.41%	3.30%
Portfolio Turnover	41% (3)(6)	104% (6)	87%	88%	111%	104%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 15.32	$ 15.16	$ 14.65	$ 15.08	$ 15.09	$ 14.79
Income (Loss) From Operations
Net investment income(1)	$ 0.13	$ 0.29	$ 0.35	$ 0.33	$ 0.26	$ 0.38
Net realized and unrealized gain (loss)	0.32	0.16	0.52	(0.42)	0.10	0.42
Total income (loss) from operations	$ 0.45	$ 0.45	$ 0.87	$ (0.09)	$ 0.36	$ 0.80
Less Distributions
From net investment income	$ (0.13)	$ (0.28)	$ (0.36)	$ (0.34)	$ (0.25)	$ (0.37)
From net realized gain	—	—	—	—	(0.12)	(0.13)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$ (0.13)	$ (0.29)	$ (0.36)	$ (0.34)	$ (0.37)	$ (0.50)
Net asset value — End of period	$15.64	$15.32	$15.16	$14.65	$15.08	$15.09
Total Return(2)	2.93% (3)	3.08%	6.03%	(0.68)%	2.41%	5.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,250	$ 1,223	$ 1,031	$ 934	$ 649	$ 1,126
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.69% (5)	1.68%	1.71%	1.68%	3.42%	3.33%
Net expenses	1.66% (5)	1.67%	1.70%	1.68%	1.84%	1.85%
Net investment income	1.68% (5)	1.95%	2.30%	2.20%	1.69%	2.57%
Portfolio Turnover	41% (3)(6)	104% (6)	87%	88%	111%	104%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 15.27	$ 15.11	$ 14.60	$ 15.02	$ 15.04	$ 14.74
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.43	$ 0.50	$ 0.48	$ 0.43	$ 0.56
Net realized and unrealized gain (loss)	0.32	0.17	0.52	(0.41)	0.10	0.42
Total income from operations	$ 0.53	$ 0.60	$ 1.02	$ 0.07	$ 0.53	$ 0.98
Less Distributions
From net investment income	$ (0.21)	$ (0.43)	$ (0.51)	$ (0.49)	$ (0.43)	$ (0.55)
From net realized gain	—	—	—	—	(0.12)	(0.13)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$ (0.21)	$ (0.44)	$ (0.51)	$ (0.49)	$ (0.55)	$ (0.68)
Net asset value — End of period	$ 15.59	$ 15.27	$ 15.11	$ 14.60	$ 15.02	$ 15.04
Total Return(2)	3.45% (3)	4.12%	7.06%	0.43%	3.59%	6.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$138,316	$149,364	$132,062	$119,207	$93,868	$54,389
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.68% (5)	0.68%	0.71%	0.68%	0.70%	0.68%
Net expenses	0.66% (5)	0.67%	0.67%	0.65%	0.65%	0.65%
Net investment income	2.68% (5)	2.95%	3.32%	3.22%	2.82%	3.76%
Portfolio Turnover	41% (3)(6)	104% (6)	87%	88%	111%	104%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To Be Announced (TBA) transactions.
19
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,	Period Ended December 31,
		2020	2019 (1)
Net asset value — Beginning of period	$ 15.27	$ 15.11	$ 15.00
Income (Loss) From Operations
Net investment income	$ 0.21(2)	$ 0.44(2)	$ 0.33
Net realized and unrealized gain	0.32	0.17	0.11
Total income from operations	$ 0.53	$ 0.61	$ 0.44
Less Distributions
From net investment income	$ (0.21)	$ (0.44)	$ (0.33)
From return of capital	—	(0.01)	—
Total distributions	$ (0.21)	$ (0.45)	$ (0.33)
Net asset value — End of period	$ 15.59	$ 15.27	$ 15.11
Total Return(3)	3.49% (4)	4.20%	2.97% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,142	$30,102	$41,304
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.62% (6)	0.60%	0.61% (6)
Net expenses	0.59% (6)	0.59%	0.61% (6)
Net investment income	2.76% (6)	3.05%	3.27% (6)
Portfolio Turnover	41% (4)(7)	104% (7)	87% (8)

(1)	For the period from the commencement of operations, May 1, 2019, to December 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To Be Announced (TBA) transactions.
(8)	For the year ended December 31, 2019.
20
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Flexible Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
21

Calvert
Flexible Bond Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 36,624,242	$ —	$ 36,624,242
Collateralized Mortgage Obligations	—	14,283,680	—	14,283,680
Commercial Mortgage-Backed Securities	—	17,524,015	—	17,524,015
Common Stocks	786,508 (1)	—	—	786,508
Convertible Bonds	—	782,684	—	782,684
Convertible Preferred Stocks	497,643	—	—	497,643
Corporate Bonds	—	65,298,962	—	65,298,962
High Social Impact Investments	—	490,010	—	490,010
Mutual Funds	5,629,632	—	—	5,629,632
Preferred Stocks	6,439,039	—	—	6,439,039
Senior Floating-Rate Loans	—	9,695,629	—	9,695,629
Sovereign Government Bonds	—	707,549	—	707,549
U.S. Treasury Obligations	—	9,052,203	—	9,052,203
Short-Term Investments:
Affiliated Fund	—	29,982,799	—	29,982,799
Securities Lending Collateral	3,927,661	—	—	3,927,661
Total Investments	$17,280,483	$184,441,773	$ —	$201,722,256
Liability Description
Futures Contracts	$ (1,098,054)	$ —	$ —	$ (1,098,054)
Total	$ (1,098,054)	$ —	$ —	$ (1,098,054)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on
22

Calvert
Flexible Bond Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
I  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
23

Calvert
Flexible Bond Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

J  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
L   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. The Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
O  Interim Financial Statements— The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, the investment advisory fee amounted to $356,082. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68%, 0.68% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2022. CRM has also agreed to waive its investment advisory fee on the portion of Fund assets allocated to an affiliated fund. For the six months ended June 30, 2021, CRM waived or reimbursed expenses of $26,089.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $122,085.
24

Calvert
Flexible Bond Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2021 amounted to $31,062 and $5,624 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $4,371 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2021. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $6,764 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $56,547,115 and $61,220,580, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $16,345,741 and $43,307,788, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $966,350 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2020, $966,350 are long-term.
Additionally, at December 31, 2020, the Fund had a late year ordinary loss of $172,386, related to certain specified losses realized after October 31, 2020, which it has elected to defer to the following taxable year pursuant to income tax regulations.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$197,188,731
Gross unrealized appreciation	$ 5,959,888
Gross unrealized depreciation	(2,524,417)
Net unrealized appreciation	$ 3,435,471
25

Calvert
Flexible Bond Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2021 is included in the Schedule of Investments. At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended June 30, 2021, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the six months ended June 30, 2021, the Fund used futures contracts and options thereon to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2021, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At June 30, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(1,098,054) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
26

Calvert
Flexible Bond Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2021 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ 86,233	$ 86,233
Forward foreign currency exchange contracts	(6,702)	—	(6,702)
Futures contracts	—	2,720,540	2,720,540
Total	$ (6,702)	$ 2,806,773	$ 2,800,071
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ 14,107	$ —	$ 14,107
Futures contracts	—	(1,230,050)	(1,230,050)
Total	$14,107	$(1,230,050)	$(1,215,943)

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2021, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$3,570,000	$33,864,000	$437,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the six months ended June 30, 2021, which is indicative of the volume of this derivative type, was approximately 74 contracts.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2021, the total value of securities on loan, including accrued interest, was $4,932,985 and the total value of collateral received was $5,082,531, comprised of cash of $3,927,661 and U.S. government and/or agencies securities of $1,154,870.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.
27

Calvert
Flexible Bond Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Preferred Stocks	$ 243,756	$ —	$ —	$ —	$ 243,756
Corporate Bonds	2,932,285	—	—	—	2,932,285
Preferred Stocks	751,620	—	—	—	751,620
Total	$3,927,661	$ —	$ —	$ —	$3,927,661
The carrying amount of the liability for deposits for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2021.
8  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund's investment in the Notes and affiliated issuers and funds was $39,383,906, which represents 19.8% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the six months ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 2.173%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)	$ —	$ —	$ —	$ —	$ 20,653	$ 2,445,436	$ 20,374	$ 2,621,000
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)	—	—	—	—	13,336	836,029	10,284	960,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)	481,990	—	—	—	8,020	490,010	3,750	500,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	5,141,432	456,480	—	—	31,720	5,629,632	107,833	592,593
28

Calvert
Flexible Bond Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$28,060,227	$73,828,018	$(71,903,454)	$ (1,967)	$ (25)	$ 29,982,799	$ 14,115	29,982,799
Totals				$(1,967)	$73,704	$39,383,906	$156,356

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).
(2)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	351,240	$ 5,456,830	778,445	$ 11,348,973
Reinvestment of distributions	17,206	267,679	35,821	525,103
Shares redeemed	(261,364)	(4,062,114)	(1,031,025)	(15,054,899)
Converted from Class C	995	15,523	1,818	27,265
Net increase (decrease)	108,077	$ 1,677,918	(214,941)	$ (3,153,558)
Class C
Shares sold	17,862	$ 278,469	31,309	$ 469,806
Reinvestment of distributions	559	8,700	1,544	22,597
Shares redeemed	(17,323)	(267,508)	(19,232)	(279,412)
Converted to Class A	(995)	(15,523)	(1,817)	(27,265)
Net increase	103	$ 4,138	11,804	$ 185,726
Class I
Shares sold	2,761,890	$ 42,803,001	5,980,100	$ 87,206,665
Reinvestment of distributions	117,914	1,829,127	276,317	4,031,132
Shares redeemed	(3,786,448)	(58,758,015)	(5,215,987)	(74,506,241)
Net increase (decrease)	(906,644)	$(14,125,887)	1,040,430	$ 16,731,556
Class R6
Shares sold	153,132	$ 2,378,521	265,036	$ 3,973,834
Reinvestment of distributions	27,518	427,009	76,993	1,121,121
Shares redeemed	(25,647)	(397,666)	(1,104,495)	(15,943,453)
Net increase (decrease)	155,003	$ 2,407,864	(762,466)	$(10,848,498)
At June 30, 2021, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned in the aggregate 8.1% and 8.0%, respectively, of the value of the outstanding shares of the Fund.
29

Calvert
Flexible Bond Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
11  Subsequent Event – Change in Independent Registered Public Accounting Firm
On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Trust that it was resigning as the independent registered public accounting firm to the Trust, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Trust), KPMG would no longer be independent of the Trust. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Trust (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.
KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).
30

Calvert
Flexible Bond Fund
June 30, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert Flexible Bond Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
7,818,377.482	29,603.114	309,343.834	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
31

Calvert
Flexible Bond Fund
June 30, 2021
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
32

Calvert
Flexible Bond Fund
June 30, 2021
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
33

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

34

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
35

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
36

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24176     6.30.21

Calvert
Responsible Municipal Income Fund
Semiannual Report
June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report June 30, 2021
Calvert
Responsible Municipal Income Fund

Calvert
Responsible Municipal Income Fund
June 30, 2021
Performance

Portfolio Managers Craig R. Brandon, CFA and Cynthia J. Clemson, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/23/1983	08/23/1983	(0.02)%	2.17%	2.50%	3.44%
Class A with 3.75% Maximum Sales Charge	—	—	(3.79)	(1.68)	1.72	3.04
Class C at NAV	07/15/2015	08/23/1983	(0.33)	1.47	1.76	2.98
Class C with 1% Maximum Sales Charge	—	—	(1.33)	0.47	1.76	2.98
Class I at NAV	07/15/2015	08/23/1983	0.11	2.42	2.82	3.63

Bloomberg Barclays Municipal Bond Index	—	—	1.06%	4.17%	3.25%	4.28%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.88%	1.62%	0.63%
Net	0.75	1.50	0.50

% SEC Yield[4]	Class A	Class C	Class I
SEC 30-day Yield - Subsidized	0.31%	(0.41)%	0.57%
SEC 30-day Yield - Unsubsidized	0.21	(0.53)	0.46
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Responsible Municipal Income Fund
June 30, 2021
Fund Profile

Credit Quality (% of bonds and municipal obligations)*

* For purposes of the Fund's rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
See Endnotes and Additional Disclosures in this report.
3

Calvert
Responsible Municipal Income Fund
June 30, 2021
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective August 24, 2021, the Bloomberg Barclays fixed income indices will be rebranded as Bloomberg indices.
4

Calvert
Responsible Municipal Income Fund
June 30, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 999.80	$3.72 **	0.75%
Class C	$1,000.00	$ 996.70	$7.43 **	1.50%
Class I	$1,000.00	$1,001.10	$2.48 **	0.50%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.08	$3.76 **	0.75%
Class C	$1,000.00	$1,017.36	$7.50 **	1.50%
Class I	$1,000.00	$1,022.32	$2.51 **	0.50%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Responsible Municipal Income Fund
June 30, 2021
Schedule of Investments (Unaudited)

Corporate Bonds — 2.6%

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical — 0.9%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	$3,493	$ 3,741,899
		$ 3,741,899
Industrial — 0.7%
Nature Conservancy (The):
Series A, 0.794%, 7/1/25	$1,450	$ 1,423,708
Series A, 0.944%, 7/1/26	1,285	1,263,536
		$ 2,687,244
Other Revenue — 1.0%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$4,000	$ 4,107,626
		$ 4,107,626
Total Corporate Bonds (identified cost $10,304,977)		$ 10,536,769

Tax-Exempt Mortgage-Backed Securities — 1.2%

Security	Principal Amount (000's omitted)	Value
Housing — 1.2%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,616	$ 3,064,976
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	1,638	1,912,523
Total Tax-Exempt Mortgage-Backed Securities (identified cost $4,803,456)		$ 4,977,499

Tax-Exempt Municipal Obligations — 92.0%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 16.4%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	$1,000	$ 1,270,620
Connecticut, (Revolving Fund):
Green Bonds, 4.00%, 2/1/37	3,000	3,595,560
Green Bonds, 5.00%, 5/1/34	1,140	1,401,106
Illinois Finance Authority, (Clean Water Initiative Revolving Fund):
Green Bonds, 5.00%, 1/1/28	8,000	10,167,360
5.00%, 7/1/32	1,500	1,839,090
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Indiana Finance Authority, (Revolving Fund):
Green Bonds, 5.00%, 2/1/29	$2,000	$ 2,443,000
Green Bonds, Series 2018A, 5.00%, 2/1/25	2,510	2,925,254
Green Bonds, Series 2019E, 5.00%, 2/1/25	1,920	2,237,645
Iowa Finance Authority, (State Revolving Fund):
Green Bonds, 5.00%, 8/1/27	1,805	2,274,228
Green Bonds, 5.00%, 8/1/28	1,425	1,841,585
Green Bonds, 5.00%, 8/1/29	875	1,156,584
Green Bonds, 5.00%, 8/1/35	1,500	1,911,480
Michigan Finance Authority, (Clean Water Revolving Fund):
3.00%, 10/1/36	1,500	1,705,845
3.00%, 10/1/37	1,390	1,577,455
New Mexico Finance Authority, (Senior Lien Public Project Revolving Fund):
5.00%, 6/1/25	2,015	2,374,093
5.00%, 6/1/26	1,595	1,941,227
Oklahoma Water Resources Board:
4.00%, 10/1/31	120	150,010
4.00%, 10/1/32	430	535,935
4.00%, 10/1/34	150	186,165
Rhode Island Infrastructure Bank, (Safe Drinking Water Revolving Fund), Green Bonds, 4.00%, 10/1/34	2,650	3,241,877
Texas Water Development Board, (Revolving Fund):
4.00%, 8/1/34	5,000	6,196,200
4.00%, 8/1/37	2,750	3,384,727
Texas Water Development Board, (State Water Implementation Revenue Fund), 5.00%, 10/15/27	2,500	3,163,600
Wisconsin, Environmental Improvement Fund Revenue:
Green Bonds, 5.00%, 6/1/34	1,295	1,689,871
Green Bonds, 5.00%, 6/1/37	5,035	6,520,577
		$ 65,731,094
Education — 10.7%
Adams County General Authority, PA, (Gettysburg College):
5.00%, 8/15/27	$1,330	$ 1,648,615
5.00%, 8/15/29	1,720	2,210,114
Arizona State University:
4.00%, 7/1/42	1,500	1,797,000
Green Bonds, 5.00%, 7/1/39	2,000	2,566,040
Green Bonds, 5.00%, 7/1/41	3,000	3,499,140
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/22	100	103,274
4.00%, 6/15/23	100	106,596
4.00%, 6/15/24	120	131,575
4.00%, 6/15/25	110	123,528

6
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Build NYC Resource Corp., NY, (Academic Leadership Charter School): (continued)
4.00%, 6/15/26	$110	$ 125,822
4.00%, 6/15/27	80	93,030
4.00%, 6/15/28	125	147,476
4.00%, 6/15/30	100	116,152
4.00%, 6/15/31	100	115,653
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	920	1,153,238
Green Bonds, 5.00%, 10/1/36	765	951,668
Green Bonds, 5.00%, 10/1/38	730	904,448
Colorado State University:
4.00%, 3/1/26	210	243,298
5.00%, 3/1/27	225	279,106
District of Columbia, (Gallaudet University):
Social Bonds, 5.00%, 4/1/26	300	359,955
Social Bonds, 5.00%, 4/1/27	300	370,137
Social Bonds, 5.00%, 4/1/28	325	410,498
Social Bonds, 5.00%, 4/1/29	300	386,148
Social Bonds, 5.00%, 4/1/30	300	392,679
Social Bonds, 5.00%, 4/1/31	325	433,732
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/29(1)	360	421,301
5.00%, 6/1/31(1)	1,000	1,221,830
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/33	500	651,085
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,176,800
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,240,616
Ivy Tech Community College, IN:
5.00%, 7/1/28	1,575	2,010,393
5.00%, 7/1/29	925	1,202,213
Kansas Development Finance Authority, (Wichita State University), 3.00%, 6/1/31	1,925	2,111,475
Kentucky Bond Development Corp., (Transylvania University):
2.00%, 3/1/23	160	163,338
5.00%, 3/1/27	80	96,225
5.00%, 3/1/28	100	122,873
5.00%, 3/1/29	155	194,007
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
5.00%, 9/1/27	350	419,244
5.00%, 9/1/28	225	274,331
5.00%, 9/1/29	400	495,180
Louisiana Public Facilities Authority, (Loyola University), 5.00%, 10/1/26(2)	215	261,950
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts School Building Authority, Social Bonds, 5.00%, 8/15/35	$1,500	$ 1,990,740
Miami University, OH:
5.00%, 9/1/24	600	688,986
5.00%, 9/1/27	730	918,303
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	670	790,680
Montgomery County Industrial Development Authority, PA, (Germantown Academy), 4.00%, 10/1/36(2)	450	508,212
New York Dormitory Authority, (Cornell University), Green Bonds, 5.00%, 7/1/26	500	611,475
Ohio State University, 5.00%, 12/1/29	1,915	2,536,513
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550	1,749,175
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000	2,375,720
		$ 42,901,587
Electric Utilities — 1.2%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	$1,000	$ 1,266,320
Southern California Public Power Authority, Green Bonds, 5.00%, 7/1/30	1,500	1,666,965
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,289,624
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	807,084
		$ 5,029,993
Escrowed/Prerefunded — 0.6%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	$85	$ 113,015
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
Prerefunded to 10/1/23, 5.00%, 10/1/30	1,000	1,108,040
Prerefunded to 10/1/23, 5.00%, 10/1/31	1,000	1,108,040
		$ 2,329,095
General Obligations — 20.4%
Bexar County, TX, 4.00%, 6/15/32	$2,000	$ 2,259,300
California:
Green Bonds, 3.75%, 10/1/37	1,000	1,082,050
4.00%, 9/1/32	1,000	1,160,650
Comal Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/28	2,000	2,541,280
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000	1,142,320
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,476,460
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	750	918,938
Franklin Regional School District, PA, 5.00%, 5/1/27	100	123,841

7
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Fremont Union High School District, CA, 4.00%, 8/1/36	$1,500	$ 1,769,505
Hampton, VA, Green Bonds, 3.00%, 9/1/34	500	561,640
Hawaii, 4.00%, 10/1/34	2,000	2,321,160
Johnson County Unified School District No. 229, KS, 3.00%, 10/1/28	2,000	2,301,320
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,814,068
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/36	5,595	6,749,864
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,335,880
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,469,980
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,979,418
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,251,780
Milwaukee Metropolitan Sewerage District, WI, Green Bonds-Climate Bond Certified, 4.00%, 10/1/30	3,615	4,468,212
New York, NY, 5.00%, 8/1/26	2,000	2,235,020
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	1,000	1,215,240
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	1,000	1,180,860
5.00%, 2/1/33	650	807,996
Northside Independent School District, TX:
(PSF Guaranteed), 4.00%, 8/1/31	930	1,136,655
(PSF Guaranteed), 4.00%, 8/1/32	400	487,276
Ohio:
4.00%, 3/1/24	2,285	2,513,317
4.00%, 3/1/25	1,140	1,291,506
Oxnard Union High School District, CA, (Election of 2018), 4.00%, 8/1/37	2,000	2,348,280
Passaic County Improvement Authority, NJ, (Paterson Board of Education):
Green Bonds, 3.00%, 2/1/42	1,175	1,287,060
Green Bonds, 4.00%, 2/1/32	300	366,528
Green Bonds, 4.00%, 2/1/33	250	304,555
Phoenix Union High School District No. 210, AZ, 5.00%, 7/1/25	2,750	3,252,865
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	5,000	6,105,700
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000	2,511,500
San Francisco Bay Area Rapid Transit District, CA, (Election of 2004), Green Bonds, 3.00%, 8/1/38	3,235	3,559,826
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000	1,249,200
Green Bonds, 5.00%, 8/1/35	1,120	1,468,947
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	1,725	2,136,982
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Will County, IL:
Green Bonds, 5.00%, 11/15/26	$450	$ 552,249
Green Bonds, 5.00%, 11/15/28	1,000	1,282,980
Green Bonds, 5.00%, 11/15/29	900	1,178,334
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545	1,669,403
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,205,440
		$ 82,075,385
Hospital — 4.1%
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	$500	$ 604,370
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	2,204,600
New York City Health and Hospitals Corp., NY:
4.00%, 2/15/27	2,250	2,658,150
4.00%, 2/15/28	4,700	5,654,711
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/31	2,000	2,452,560
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,315	2,865,391
		$ 16,439,782
Housing — 7.0%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	$1,240	$ 1,510,072
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 2.65%, 12/1/46(1)	910	930,839
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	1,250	1,267,400
Independent Cities Finance Authority, CA, (Castle Mobile Estates):
3.00%, 5/15/22	170	173,682
3.00%, 5/15/23	170	177,560
3.00%, 5/15/24	175	187,292
3.00%, 5/15/25	185	201,435
3.00%, 5/15/26	190	210,113
3.00%, 5/15/31	500	556,895
Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue:
4.00%, 5/15/31	1,020	1,194,053
4.00%, 5/15/34	1,145	1,326,895
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,683,580
4.35%, 7/1/50	1,000	1,069,970
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750	794,918

8
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 1.70%, 5/1/32	$2,100	$ 2,102,205
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	1,063,169
3.80%, 11/1/30	1,000	1,065,360
New York Housing Finance Agency, Climate Bond Certified/Sustainability Bonds, (FHLMC / FNMA / SONYMA), 2.85%, 11/1/39	2,000	2,114,880
New York Housing Finance Agency, Climate Bond Certified/Sustainability Bonds, (SONYMA), 0.75%, 11/1/25	3,000	3,004,980
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 0.95%, 10/1/28	1,125	1,119,375
3.90%, 10/1/35	1,000	1,047,010
(AMT), Social Bonds, 5.00%, 4/1/24	700	785,358
(AMT), Social Bonds, 5.00%, 10/1/24	1,000	1,141,370
(AMT), Social Bonds, 5.00%, 4/1/25	500	579,655
(AMT), Social Bonds, 5.00%, 10/1/25	500	587,650
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	665	819,759
5.00%, 6/1/29	365	457,513
Utah Housing Corp., 4.00%, 1/1/36	800	844,640
		$ 28,017,628
Industrial Development Revenue — 1.1%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	$850	$ 942,072
National Finance Authority, NH, (Covanta), (AMT), Green Bonds, 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,955	2,098,262
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	1,066,690
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500	503,770
		$ 4,610,794
Insured - General Obligations — 0.6%
Connecticut, (AGM), 5.00%, 10/15/27	$1,155	$ 1,423,815
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000	971,290
		$ 2,395,105
Insured - Housing — 0.3%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing):
(BAM), Green Bonds, 5.00%, 5/15/25	$350	$ 409,976
(BAM), Green Bonds, 5.00%, 5/15/27	450	556,686
(BAM), Green Bonds, 5.00%, 5/15/29	350	451,896
		$ 1,418,558
Security	Principal Amount (000's omitted)	Value
Insured - Solid Waste — 0.3%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
(AGM), (AMT), Green Bonds, 5.00%, 9/1/28	$15	$ 19,173
(AGM), (AMT), Green Bonds, 5.00%, 9/1/28	485	616,789
(AGM), (AMT), Green Bonds, 5.00%, 9/1/30	15	19,556
(AGM), (AMT), Green Bonds, 5.00%, 9/1/30	485	621,605
		$ 1,277,123
Insured - Special Tax Revenue — 0.1%
Martha's Vineyard Land Bank, (BAM), Green Bonds, 5.00%, 5/1/32	$400	$ 488,528
		$ 488,528
Insured - Transportation — 0.3%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$ 1,149,660
		$ 1,149,660
Insured - Water and Sewer — 0.3%
Bloomington, IN, Sewage Works Revenue:
(BAM), Green Bonds, 2.00%, 1/1/27	$100	$ 106,123
(BAM), Green Bonds, 4.00%, 1/1/29	500	602,050
(BAM), Green Bonds, 4.00%, 1/1/31	500	616,505
		$ 1,324,678
Lease Revenue / Certificates of Participation — 1.7%
Connecticut Health and Educational Facilities Authority, (State Supported Child Care):
5.00%, 7/1/25	$300	$ 352,245
5.00%, 7/1/26	435	525,759
5.00%, 7/1/27	255	315,988
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500	561,925
4.00%, 10/1/35	600	672,906
New Jersey Economic Development Authority, (School Facilities Construction):
Social Bonds, 5.00%, 6/15/26	555	668,703
Social Bonds, 5.00%, 6/15/27	410	505,981
University of Mississippi Educational Building Corp., 5.00%, 10/1/28	1,000	1,282,030
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,761,090
		$ 6,646,627
Other Revenue — 6.3%
Battery Park City Authority, NY:
5.00%, 11/1/39	$200	$ 260,490

9
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Battery Park City Authority, NY: (continued)
Sustainability Bonds, 5.00%, 11/1/49	$3,250	$ 4,174,430
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915	2,069,675
California Infrastructure and Economic Development Bank, Prerefunded to 10/1/25, 5.00%, 10/1/34	2,000	2,389,840
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 0.38%, (SIFMA +0.35%), 8/1/24 (Put Date), 8/1/47	2,630	2,636,312
Chester County Industrial Development Authority, PA, (Longwood Gardens, Inc.), Sustainability Bonds, 4.00%, 12/1/25	310	357,554
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,260,558
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,643,408
Green Bonds, 5.00%, 9/1/36	1,445	1,803,779
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,154,360
4.45%, 11/1/36	1,000	1,169,120
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000	1,341,280
New York City Trust for Cultural Resources, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	3,750	5,125,312
		$ 25,386,118
Senior Living/Life Care — 0.5%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$ 2,044,144
		$ 2,044,144
Special Tax Revenue — 8.4%
Allegheny County Port Authority, PA, 5.00%, 3/1/27	$10,000	$ 12,224,000
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	1,100	1,252,889
Green Bonds, 5.00%, 11/1/35	1,000	1,183,400
Green Bonds, 5.00%, 11/1/45	2,500	2,914,225
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000	2,532,000
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
5.00%, 7/1/26	1,000	1,220,190
5.00%, 7/1/28	1,000	1,286,610
5.00%, 7/1/31	1,000	1,370,150
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	$1,000	$ 1,212,030
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275	2,796,862
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000	1,005,820
Regional Transportation District, CO, Sales Tax Revenue:
Green Bonds, 5.00%, 11/1/28	2,500	3,235,500
5.00%, 11/1/32	1,000	1,395,870
		$ 33,629,546
Transportation — 0.4%
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 5.00%, 7/15/30	$1,250	$ 1,674,850
		$ 1,674,850
Water and Sewer — 11.3%
Aurora, CO, Water Revenue, Green Bonds, 5.00%, 8/1/31	$2,000	$ 2,425,260
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	2,000	2,497,380
Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/24	1,745	2,023,537
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150	185,754
5.00%, 1/1/28	770	948,070
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/35	1,000	1,232,970
Denver City and County Board of Water Commissioners, CO, 4.00%, 9/15/33	3,000	3,736,140
District of Columbia Water and Sewer Authority, 5.00%, 10/1/26	500	615,845
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/35	1,000	1,199,950
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/35	1,000	1,239,790
Green Bonds, 5.00%, 6/1/36	1,650	2,147,805
Greensboro, NC, Combined Enterprise System Revenue, 4.00%, 6/1/34	500	617,760
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/27	615	775,318
Green Bonds, 5.00%, 10/1/28	765	985,075
Green Bonds, 5.00%, 10/1/30	1,000	1,221,150
Green Bonds, 5.00%, 10/1/34	300	397,548
Green Bonds, 5.00%, 10/1/35	425	562,636
Green Bonds, 5.00%, 10/1/36	1,000	1,215,870
Kansas City, MO, Water Revenue, 4.00%, 12/1/33	870	1,076,947
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000	1,268,450

10
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Los Angeles, CA, Wastewater System Revenue: (continued)
Green Bonds, 5.00%, 6/1/38	$2,000	$ 2,472,960
Lubbock,TX, Water and Wastewater System Revenue:
4.00%, 2/15/30	650	786,572
4.00%, 2/15/31	435	522,661
4.00%, 2/15/32	325	390,647
4.00%, 2/15/33	200	239,766
5.00%, 2/15/25	300	349,398
5.00%, 2/15/26	400	481,340
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500	1,873,875
Green Bonds, 5.00%, 8/1/40	1,000	1,210,400
Metropolitan Water District of Southern California, 0.17%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37	3,335	3,335,767
Northern Kentucky Water District, 4.00%, 2/1/29	1,565	1,879,800
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,717,425
St. Paul, MN, Sewer Revenue, Green Bonds, 5.00%, 12/1/26	1,165	1,442,724
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/33	1,000	1,242,750
		$ 45,319,340
Total Tax-Exempt Municipal Obligations (identified cost $354,916,193)		$369,889,635

Taxable Municipal Obligations — 3.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.1%
Detroit, MI:
Social Bonds, 1.817%, 4/1/22	$800	$ 805,192
Social Bonds, 2.017%, 4/1/23	375	379,792
Social Bonds, 2.189%, 4/1/24	400	406,100
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	417,092
1.802%, 8/1/31	400	402,644
1.902%, 8/1/32	1,100	1,108,305
Tustin Unified School District, CA:
1.345%, 8/1/28	280	277,878
1.554%, 8/1/29	535	534,304
		$ 4,331,307
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$ 505,790
		$ 505,790
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$ 150,621
(AGM), 2.005%, 7/1/27	185	185,755
(AGM), 2.429%, 7/1/29	275	277,700
(AGM), 2.679%, 7/1/31	350	356,286
		$ 970,362
Senior Living/Life Care — 0.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(1)	$350	$ 352,650
		$ 352,650
Special Tax Revenue — 1.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.02%, 6/1/24	$1,000	$ 1,039,490
2.211%, 6/1/25	1,500	1,575,750
2.361%, 6/1/26	2,000	2,116,460
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.99%, 7/1/25	1,135	1,142,468
		$ 5,874,168
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$ 674,032
		$ 674,032
Total Taxable Municipal Obligations (identified cost $12,410,625)		$ 12,708,309

11
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(3)	231,667	$ 231,667
Total Short-Term Investments (identified cost $231,667)		$ 231,667
Total Investments — 99.1% (identified cost $382,666,918)		$398,343,879
Other Assets, Less Liabilities — 0.9%		$ 3,573,893
Net Assets — 100.0%		$401,917,772

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $5,815,562 or 1.4% of the Fund's net assets.
(2)	When-issued security.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.

At June 30, 2021, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California 16.8%
New York10.3%
Others, representing less than 10% individually71.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 2.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.2% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(94)	Short	9/21/21	$(12,455,000)	$ (32,560)
					$(32,560)
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SONYMA	– State of New York Mortgage Agency
12
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Statement of Assets and Liabilities (Unaudited)

June 30, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $382,435,251)	$ 398,112,212
Investments in securities of affiliated issuers, at value (identified cost $231,667)	231,667
Deposits at broker for futures contracts	143,399
Receivable for investments sold	345,000
Receivable for capital shares sold	578,567
Interest receivable	4,047,079
Dividends receivable - affiliated	89
Receivable from affiliate	50,568
Trustees' deferred compensation plan	121,070
Total assets	$403,629,651
Liabilities
Payable for variation margin on open futures contracts	$ 22,056
Payable for when-issued securities	769,487
Payable for capital shares redeemed	458,508
Distributions payable	54,310
Payable to affiliates:
Investment advisory fee	115,653
Administrative fee	39,652
Distribution and service fees	27,912
Sub-transfer agency fee	3,901
Trustees' deferred compensation plan	121,070
Accrued expenses	99,330
Total liabilities	$ 1,711,879
Net Assets	$401,917,772
Sources of Net Assets
Paid-in capital	$ 417,189,549
Accumulated loss	(15,271,777)
Total	$401,917,772
Class A Shares
Net Assets	$ 127,246,751
Shares Outstanding	7,599,207
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.74
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 17.39
Class C Shares
Net Assets	$ 2,202,060
Shares Outstanding	131,505
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 16.75
13
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2021
Class I Shares
Net Assets	$272,468,961
Shares Outstanding	16,229,487
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.79

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
14
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2021
Investment Income
Dividend income - affiliated issuers	$ 11,656
Interest income	3,467,811
Total investment income	$ 3,479,467
Expenses
Investment advisory fee	$ 681,904
Administrative fee	233,796
Distribution and service fees:
Class A	157,821
Class C	10,977
Trustees' fees and expenses	6,570
Custodian fees	4,016
Transfer agency fees and expenses	138,583
Accounting fees	44,134
Professional fees	21,420
Registration fees	41,526
Reports to shareholders	8,182
Miscellaneous	28,015
Total expenses	$ 1,376,944
Waiver and/or reimbursement of expenses by affiliate	$ (232,265)
Net expenses	$ 1,144,679
Net investment income	$ 2,334,788
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (264,907)
Investment securities - affiliated issuers	(2,699)
Futures contracts	281,660
Net realized gain	$ 14,054
Change in unrealized appreciation (depreciation):
Investment securities	$ (1,990,729)
Futures contracts	(32,762)
Net change in unrealized appreciation (depreciation)	$(2,023,491)
Net realized and unrealized loss	$(2,009,437)
Net increase in net assets from operations	$ 325,351
15
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,334,788	$ 4,108,085
Net realized gain (loss)	14,054	(640,427)
Net change in unrealized appreciation (depreciation)	(2,023,491)	8,938,905
Net increase in net assets from operations	$ 325,351	$ 12,406,563
Distributions to shareholders:
Class A	$ (656,472)	$ (1,778,273)
Class C	(3,181)	(13,278)
Class I	(1,682,102)	(2,316,944)
Total distributions to shareholders	$ (2,341,755)	$ (4,108,495)
Capital share transactions:
Class A	$ (475,599)	$ 6,964,795
Class C	(35,023)	680,155
Class I	31,698,974	171,111,169
Net increase in net assets from capital share transactions	$ 31,188,352	$178,756,119
Net increase in net assets	$ 29,171,948	$187,054,187
Net Assets
At beginning of period	$ 372,745,824	$ 185,691,637
At end of period	$401,917,772	$372,745,824
16
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Financial Highlights

	Class A
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 16.83	$ 16.36	$ 15.61	$ 15.91	$ 15.55	$ 16.03
Income (Loss) From Operations
Net investment income(1)	$ 0.09	$ 0.24	$ 0.35	$ 0.38	$ 0.41	$ 0.42
Net realized and unrealized gain (loss)	(0.09)	0.47	0.75	(0.30)	0.36	(0.48)
Total income (loss) from operations	$ —	$ 0.71	$ 1.10	$ 0.08	$ 0.77	$ (0.06)
Less Distributions
From net investment income	$ (0.09)	$ (0.24)	$ (0.35)	$ (0.38)	$ (0.41)	$ (0.42)
Total distributions	$ (0.09)	$ (0.24)	$ (0.35)	$ (0.38)	$ (0.41)	$ (0.42)
Net asset value — End of period	$ 16.74	$ 16.83	$ 16.36	$ 15.61	$ 15.91	$ 15.55
Total Return(2)	(0.02)% (3)	4.38%	7.10%	0.54%	5.00%	(0.42)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$127,247	$128,384	$117,964	$108,866	$119,971	$131,474
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.87% (5)	0.88%	0.96%	0.95%	0.94%	0.92%
Net expenses	0.75% (5)	0.75%	0.77%	0.80%	0.80%	0.80%
Net investment income	1.04% (5)	1.45%	2.15%	2.44%	2.61%	2.62%
Portfolio Turnover	12% (3)	14%	18%	9%	27%	24%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
17
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 16.83	$ 16.36	$ 15.61	$ 15.91	$ 15.55	$ 16.05
Income (Loss) From Operations
Net investment income(1)	$ 0.02	$ 0.11	$ 0.22	$ 0.26	$ 0.29	$ 0.30
Net realized and unrealized gain (loss)	(0.08)	0.48	0.76	(0.29)	0.37	(0.49)
Total income (loss) from operations	$ (0.06)	$ 0.59	$ 0.98	$ (0.03)	$ 0.66	$ (0.19)
Less Distributions
From net investment income	$ (0.02)	$ (0.12)	$ (0.23)	$ (0.27)	$ (0.30)	$ (0.31)
Total distributions	$ (0.02)	$ (0.12)	$ (0.23)	$ (0.27)	$ (0.30)	$ (0.31)
Net asset value — End of period	$16.75	$16.83	$16.36	$15.61	$15.91	$15.55
Total Return(2)	(0.33)% (3)	3.60%	6.29%	(0.19)%	4.25%	(1.25)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,202	$ 2,249	$ 1,510	$ 1,195	$ 1,240	$ 912
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.62% (5)	1.62%	1.71%	1.69%	2.87%	3.08%
Net expenses	1.50% (5)	1.50%	1.51%	1.55%	1.55%	1.55%
Net investment income	0.29% (5)	0.67%	1.37%	1.69%	1.84%	1.86%
Portfolio Turnover	12% (3)	14%	18%	9%	27%	24%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
18
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 16.88	$ 16.40	$ 15.65	$ 15.93	$ 15.57	$ 16.06
Income (Loss) From Operations
Net investment income(1)	$ 0.11	$ 0.26	$ 0.39	$ 0.44	$ 0.46	$ 0.48
Net realized and unrealized gain (loss)	(0.09)	0.50	0.76	(0.30)	0.36	(0.49)
Total income (loss) from operations	$ 0.02	$ 0.76	$ 1.15	$ 0.14	$ 0.82	$ (0.01)
Less Distributions
From net investment income	$ (0.11)	$ (0.28)	$ (0.40)	$ (0.42)	$ (0.46)	$ (0.48)
Total distributions	$ (0.11)	$ (0.28)	$ (0.40)	$ (0.42)	$ (0.46)	$ (0.48)
Net asset value — End of period	$ 16.79	$ 16.88	$ 16.40	$ 15.65	$ 15.93	$15.57
Total Return(2)	0.11% (3)	4.69%	7.38%	0.92%	5.35%	(0.13)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$272,469	$242,113	$66,218	$35,812	$23,193	$ 9,434
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.62% (5)	0.63%	0.71%	0.69%	0.76%	1.10%
Net expenses	0.50% (5)	0.50%	0.49%	0.45%	0.45%	0.45%
Net investment income	1.28% (5)	1.59%	2.39%	2.79%	2.93%	2.99%
Portfolio Turnover	12% (3)	14%	18%	9%	27%	24%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
19
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers the investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
20

Calvert
Responsible Municipal Income Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 10,536,769	$ —	$ 10,536,769
Tax-Exempt Mortgage-Backed Securities	—	4,977,499	—	4,977,499
Tax-Exempt Municipal Obligations	—	369,889,635	—	369,889,635
Taxable Municipal Obligations	—	12,708,309	—	12,708,309
Short-Term Investments	—	231,667	—	231,667
Total Investments	$ —	$398,343,879	$ —	$398,343,879
Liability Description
Futures Contracts	$ (32,560)	$ —	$ —	$ (32,560)
Total	$(32,560)	$ —	$ —	$ (32,560)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an
21

Calvert
Responsible Municipal Income Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, the investment advisory fee amounted to $681,904. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2022. For the six months ended June 30, 2021, CRM waived or reimbursed expenses of $232,265.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $233,796.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2021 amounted to $157,821 and $10,977 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $12,403 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2021. The Fund was also informed that EVD received $677 and $621 of contingent deferred sales charges (CDSC) paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $12,374 and are included in transfer agency fees and expenses on the Statement of Operations.
22

Calvert
Responsible Municipal Income Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $103,481,574 and $43,816,563, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $31,216,297 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2020, $1,004,594 are short-term and $30,211,703 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$382,658,823
Gross unrealized appreciation	$ 16,129,348
Gross unrealized depreciation	(476,852)
Net unrealized appreciation	$ 15,652,496
5  Financial Instruments
A summary of futures contracts outstanding at June 30, 2021 is included in the Schedule of Investments. During the six months ended June 30, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$ —	$(32,560) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2021 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 281,660	$ (32,762)
The average notional cost of futures contracts (short) outstanding during the six months ended June 30, 2021 was approximately $11,454,000.
23

Calvert
Responsible Municipal Income Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2021.
7  Affiliated Funds
At June 30, 2021, the value of the Fund’s investment in affiliated funds was $231,667, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$37,123,010	$56,910,004	$(93,798,648)	$(2,699)	$ —	$231,667	$11,656	231,667
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	399,253	$ 6,681,579	1,047,301	$ 17,386,171
Reinvestment of distributions	35,480	591,984	97,265	1,613,509
Shares redeemed	(463,194)	(7,749,162)	(737,239)	(12,196,535)
Converted from Class C	—	—	9,639	161,650
Net increase (decrease)	(28,461)	$ (475,599)	416,966	$ 6,964,795
Class C
Shares sold	14,069	$ 235,381	62,014	$ 1,024,793
Reinvestment of distributions	191	3,190	793	13,150
Shares redeemed	(16,359)	(273,594)	(11,842)	(196,138)
Converted to Class A	—	—	(9,639)	(161,650)
Net increase (decrease)	(2,099)	$ (35,023)	41,326	$ 680,155
24

Calvert
Responsible Municipal Income Fund
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	4,794,725	$ 80,418,251	12,090,071	$ 200,505,646
Reinvestment of distributions	85,397	1,428,930	129,582	2,160,446
Shares redeemed	(2,997,506)	(50,148,207)	(1,910,053)	(31,554,923)
Net increase	1,882,616	$ 31,698,974	10,309,600	$171,111,169
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
10  Subsequent Event – Change in Independent Registered Public Accounting Firm
On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.
KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).
25

Calvert
Responsible Municipal Income Fund
June 30, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert Responsible Municipal Income Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
11,986,492.711	234,663.358	839,362.002	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
26

Calvert
Responsible Municipal Income Fund
June 30, 2021
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
27

Calvert
Responsible Municipal Income Fund
June 30, 2021
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
28

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

29

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
30

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
31

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24174     6.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(a)(3)	Not applicable.

(a)(4)	Change in Independent Public Accountant.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ John H. Streur
John H. Streur
President

Date:	August 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	August 24, 2021

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2021